Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.49%
Communication services: 5.35%
Interactive media & services: 5.35%
Alphabet, Inc. Class C	49,976	$14,084,236
Consumer discretionary: 12.00%
Automobiles: 2.50%
General Motors Co.	95,034	6,565,899
Broadline retail: 2.99%
Amazon.com, Inc.†	32,229	7,870,966
Household durables: 2.57%
D.R. Horton, Inc.	45,257	6,746,914
Specialty retail: 2.12%
Home Depot, Inc.	14,699	5,579,593
Textiles, apparel & luxury goods: 1.82%
NIKE, Inc. Class B	74,169	4,790,576
Consumer staples: 7.47%
Consumer staples distribution & retail: 1.93%
Walmart, Inc.	50,119	5,071,040
Food products: 2.93%
Mondelez International, Inc. Class A	134,008	7,700,100
Personal care products: 2.61%
Unilever PLC ADR	114,309	6,880,259
Energy: 5.71%
Energy equipment & services: 1.46%
Baker Hughes Co. Class A	79,168	3,832,523
Oil, gas & consumable fuels: 4.25%
ConocoPhillips	49,774	4,422,917
Exxon Mobil Corp.	59,044	6,752,272
		11,175,189
Financials: 19.59%
Banks: 7.71%
Bank of America Corp.	201,045	10,745,855
Citigroup, Inc.	76,186	7,712,309
JPMorgan Chase & Co.	5,850	1,820,052
		20,278,216
Capital markets: 3.31%
Intercontinental Exchange, Inc.	59,492	8,703,085
Consumer finance: 2.68%
Capital One Financial Corp.	32,063	7,053,539
See accompanying notes to portfolio of investments
Allspring Special Large Value ETF | 1

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Financial services: 4.37%
Berkshire Hathaway, Inc. Class B†	16,712	$7,980,649
Rocket Cos., Inc. Class A	210,408	3,505,397
		11,486,046
Insurance: 1.52%
American International Group, Inc.	50,811	4,012,036
Health care: 13.51%
Biotechnology: 1.27%
Vertex Pharmaceuticals, Inc.†	7,849	3,340,299
Health care equipment & supplies: 2.37%
Medtronic PLC	68,767	6,237,167
Health care providers & services: 4.98%
Cigna Group	24,071	5,883,193
Labcorp Holdings, Inc.	28,439	7,222,369
		13,105,562
Life sciences tools & services: 2.90%
Danaher Corp.	35,430	7,630,913
Pharmaceuticals: 1.99%
Johnson & Johnson	27,723	5,236,043
Industrials: 12.38%
Aerospace & defense: 1.59%
RTX Corp.	23,396	4,176,186
Electrical equipment: 1.19%
Eaton Corp. PLC	8,184	3,122,687
Ground transportation: 4.26%
Canadian Pacific Kansas City Ltd.	155,837	11,212,472
Industrial conglomerates: 2.57%
3M Co.	6,688	1,113,552
Honeywell International, Inc.	28,073	5,651,937
		6,765,489
Machinery: 0.48%
Caterpillar, Inc.	2,171	1,253,232
Trading companies & distributors: 2.29%
AerCap Holdings NV	46,299	6,029,982
Information technology: 10.36%
IT services: 2.80%
Accenture PLC Class A	22,044	5,513,205
International Business Machines Corp.	6,018	1,849,993
		7,363,198
See accompanying notes to portfolio of investments
2 | Allspring Special Large Value ETF

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 2.80%
NXP Semiconductors NV	25,747	$5,384,213
Teradyne, Inc.	10,854	1,972,823
		7,357,036
Software: 4.76%
Cadence Design Systems, Inc.†	16,035	5,430,894
Microsoft Corp.	13,705	7,096,586
		12,527,480
Materials: 5.48%
Chemicals: 1.35%
Sherwin-Williams Co.	9,357	3,227,604
Solstice Advanced Materials, Inc.†	7,018	316,301
		3,543,905
Construction materials: 4.13%
Amrize Ltd.†	123,941	6,425,101
Vulcan Materials Co.	15,367	4,448,747
		10,873,848
Real estate: 3.07%
Real estate management & development: 0.97%
CBRE Group, Inc. Class A†	16,707	2,546,648
Specialized REITs: 2.10%
Public Storage	19,895	5,541,951
Utilities: 3.57%
Electric utilities: 3.57%
NextEra Energy, Inc.	115,224	9,379,234
Total common stocks (Cost $238,879,998)		259,073,549

		Yield
Short-term investments: 1.73%
Investment companies: 1.73%
Allspring Government Money Market Fund Select Class♠∞		4.06%	4,543,363	4,543,363
Total short-term investments (Cost $4,543,363)				4,543,363
Total investments in securities (Cost $243,423,361)	100.22%			263,616,912
Other assets and liabilities, net	(0.22)			(567,619)
Total net assets	100.00%			$263,049,293

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Large Value ETF | 3

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,873,742	$21,102,333	$(20,432,712)	$0	$0	$4,543,363	4,543,363	$47,756
See accompanying notes to portfolio of investments
4 | Allspring Special Large Value ETF

Notes to portfolio of investments—October 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Large Value ETF | 5

Notes to portfolio of investments—October 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$14,084,236	$0	$0	$14,084,236
Consumer discretionary	31,553,948	0	0	31,553,948
Consumer staples	19,651,399	0	0	19,651,399
Energy	15,007,712	0	0	15,007,712
Financials	51,532,922	0	0	51,532,922
Health care	35,549,984	0	0	35,549,984
Industrials	32,560,048	0	0	32,560,048
Information technology	27,247,714	0	0	27,247,714
Materials	14,417,753	0	0	14,417,753
Real estate	8,088,599	0	0	8,088,599
Utilities	9,379,234	0	0	9,379,234
Short-term investments
Investment companies	4,543,363	0	0	4,543,363
Total assets	$263,616,912	$0	$0	$263,616,912
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Large Value ETF